Related parties - Executive Board/Board of directors loans (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr) member	Dec. 31, 2018 CHF (SFr) member	Dec. 31, 2017 CHF (SFr)
Activity in loans to related parties
Balance at beginning of period	SFr 5,305
Balance at end of period	7,258	SFr 5,305
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	33	26	SFr 25
Additions	13	8	3
Reductions	(14)	(1)	(2)
Balance at end of period	SFr 32	SFr 33	26
Loans to members of the Executive Board, number of members | member	5	8
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	SFr 10	SFr 11	10
Additions	3	0	1
Reductions	(4)	(1)	0
Balance at end of period	SFr 9	SFr 10	SFr 11
Loans to members of the Board of Directors, number of members | member	4	4